Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

4.	Property and Equipment

As of June 30, 2025 and December 31, 2024, the property and equipment consists of the following:

Cost	Buildings and land	Office equipment and software	Machinery and equipment	Vehicles	Leasehold improvements	Total
Balance as of January 1, 2024	$21,928,937	$230,323	$5,231,077	$287,535	$692,886	$28,370,758
Additions	4,042,955	-	1,582,988	293,398	-	5,919,341
Disposals and transfers	1,682,826	(10,885)	(1,202,765)	16,217	(687,886)	(202,493)
Balance as of December 31, 2024	$27,654,718	$219,438	$5,611,300	$597,150	$5,000	$34,087,606
Additions	123,181	10,603	605,096	182,112	-	920,992
Disposals and transfers	-	-	-	-	-	-
Balance as of June 30, 2025	$27,777,899	$230,041	$6,216,396	$779,262	$5,000	$35,008,598

Accumulated Depreciation
Balance as of January 1, 2024	$(4,234,199)	$(156,130)	$(1,958,989)	$(133,853)	$-	$(6,483,171)
Depreciation	(1,504,289)	(27,854)	52,013	(77,132)	(4,557)	(1,561,819)
Balance as of December 31, 2024	$(5,738,488)	$(183,984)	$(1,906,976)	$(210,985)	$(4,557)	$(8,044,990)
Depreciation	(643,594)	(6,058)	(295,040)	(43,013)	(443)	(988,148)
Balance as of June 30, 2025	$(6,382,082)	$(190,042)	$(2,202,016)	$(253,998)	$(5,000)	$(9,033,138)

Net Book Value
June 30, 2025	$21,395,817	$39,999	$4,014,380	$525,264	$-	$25,975,460
December 31, 2024	$21,916,230	$35,454	$3,704,324	$386,165	$443	$26,042,616

There was depreciation expense and amortization expense for the six months ended June 30, 2025 and 2024 of $988,148 and $743,048, respectively. These amounts were included as operating expenses on the consolidated statements of operations and comprehensive income (loss) for the six months ended June 30, 2025 and 2024.

6.	Property and Equipment

As of December 31, 2024 and 2023, the property and equipment consists of the following:

Cost	Buildings and land	Office equipment and software	Machinery and equipment	Vehicles	Leasehold improvements	Total
Balance as of January 1, 2023	$15,304,955	$193,892	$5,570,345	$287,535	$692,886	$22,049,613
Additions	7,097,559	36,431	473,577	-	-	7,607,567
Disposals and transfers	(473,577)	-	(812,845)	-	-	(1,286,422)
Balance as of December 31, 2023	$21,928,937	$230,323	$5,231,077	$287,535	$692,886	$28,370,758
Additions	4,042,955	-	1,582,988	293,398	-	5,919,341
Disposals and transfers	1,682,826	(10,885)	(1,202,765)	16,217	(687,886)	(202,493)
Balance as of December 31, 2024	$27,654,718	$219,438	$5,611,300	$597,150	$5,000	$34,087,606

Accumulated Depreciation
Balance as of January 1, 2023	$(3,632,381)	$(110,811)	$(1,030,835)	$(103,319)	$-	$(4,877,346)
Depreciation	(601,818)	(45,319)	(928,154)	(30,534)	-	(1,605,825)
Balance as of December 31, 2023	$(4,234,199)	$(156,130)	$(1,958,989)	$(133,853)	$-	$(6,483,171)
Depreciation	(1,504,289)	(27,854)	52,013	(77,132)	(4,557)	(1,561,819)
Balance as of December 31, 2024	$(5,738,488)	$(183,984)	$(1,906,976)	$(210,985)	$(4,557)	$(8,044,990)

Net Book Value
December 31, 2024	$21,916,230	$35,454	$3,704,324	$386,165	$443	$26,042,616
December 31, 2023	$17,694,738	$74,193	$3,272,088	$153,682	$692,886	$21,887,587

There was depreciation expense and amortization expense for the years ended December 31, 2024 and 2023 of $1,561,819 and $1,605,825, respectively. These amounts were included as operating expenses on the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2024 and 2023.

In August 3, 2023, the Company acquired the 1,900-acre Salisbury Canyon Ranch in Santa Barbara, California for the purposes of cannabis cultivation. This property was financed by a $7 million note payable (see Note 14).

On January 1, 2023, the Company disposed of 100% of its interests in De Krown Enterprises LLC. The Company recorded an impairment on the disposal long-lived assets of De Krown for the year ended December 31, 2022. In accordance with US GAAP, long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances indicating that the carrying value of the asset may not be recoverable and an impairment loss should be recorded if the recoverable amount is significantly lower than the carrying value. As such Management performed the assessment and has recorded a loss on impairment of De Krown long-lived assets totaling $822,549. No further analysis or loss was deemed necessary as of December 31, 2023. See “Note 3 – Significant Accounting Policies” for further discussion on the Company’s policy surrounding the impairment of long-lived assets.